Investments	12 Months Ended
Dec. 31, 2025
EBP 002
Employee Benefit Plan Investment Income [Line Items]
Investments

3. Investments

The Plan’s investment income by type (including interest, dividends, investments purchased, sold, as well as held during the year) appreciated (depreciated) in fair value as follows:

	Years Ended December 31,
	2025	2024
Fixed income	$288,120	$310,430
Mutual funds	12,601,326	10,850,828
Common stock fund	(862,230)	(1,034,836)
	$12,027,216	$10,126,422